Related party transactions - Key Management Compensation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Related Party [Abstract]
Salaries and employee benefits	$ 3,420	$ 3,026
Post-employment retirement benefits	52	74
Termination benefits	516	1,982
Share-based compensation (note 19)	1,749	1,184
Key management personnel compensation	$ 5,737	$ 6,266